CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	MobilePeak [Member]	Chengdu Chuanyue [Member]	Ordinary shares [Member]	Ordinary shares [Member] MobilePeak [Member]	Ordinary shares [Member] Chengdu Chuanyue [Member]	Treasury stock [Member]	Treasury stock [Member] MobilePeak [Member]	Treasury stock [Member] Chengdu Chuanyue [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] MobilePeak [Member]	Additional paid-in capital [Member] Chengdu Chuanyue [Member]	Statutory reserve fund [Member]	Statutory reserve fund [Member] MobilePeak [Member]	Statutory reserve fund [Member] Chengdu Chuanyue [Member]	Accumulated other comprehensive income [Member]	Accumulated other comprehensive income [Member] MobilePeak [Member]	Accumulated other comprehensive income [Member] Chengdu Chuanyue [Member]	Retained earnings (accumulated deficits) [Member]	Retained earnings (accumulated deficits) [Member] MobilePeak [Member]	Retained earnings (accumulated deficits) [Member] Chengdu Chuanyue [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member] MobilePeak [Member]	Total Spreadtrum Communications, Inc shareholders' equity [Member] Chengdu Chuanyue [Member]	Non-controlling Interests [Member]	Non-controlling Interests [Member] MobilePeak [Member]	Non-controlling Interests [Member] Chengdu Chuanyue [Member]
Balance at Dec. 31, 2009	$ 114,571,049			$ 13,809						$ 214,063,782			$ 1,069,848			$ 2,688,700			$ (103,265,090)			$ 114,571,049
Balance, shares at Dec. 31, 2009				138,091,420
Issuance of ordinary shares upon exercise of options	4,576,031			673						4,575,358												4,576,031
Issuance of ordinary shares upon exercise of options, shares				6,728,193
Share-based compensation	10,285,561									10,285,561												10,285,561
Appropriation to statutory reserve funds (Note 19)													6,160,627						(6,160,627)
Foreign currency translation	1,956,139															1,956,139						1,956,139
Net income	67,194,438																		67,194,438			67,194,438
Balance at Dec. 31, 2010	198,583,218			14,482						228,924,701			7,230,475			4,644,839			(42,231,279)			198,583,218
Balance, shares at Dec. 31, 2010				144,819,613
Issuance of ordinary shares upon exercise of options	2,545,871			461						2,545,410												2,545,871
Issuance of ordinary shares upon exercise of options, shares				4,607,643
Repurchase of ordinary shares (Note 17)	(40,106,332)						(40,106,332)															(40,106,332)
Repurchase of ordinary shares (Note 17), shares							(8,444,997)
Acquisition of MobilePeak (Note 3(b))	1,300,000									1,300,000												1,300,000
Non-controlling interests arising as a result of acquisition		2,692,000																								2,692,000
Acquisition of non-controlling interests after control is obtained		(97,486)									97,398												97,398			(194,884)
Share-based compensation	16,393,014									16,393,014												16,393,014
Appropriation to statutory reserve funds (Note 19)													5,523,874						(5,523,874)
Cash dividend declared (Note 14(e))	(9,476,246)																		(9,476,246)			(9,476,246)
Foreign currency translation	7,121,025															7,121,025						7,121,025
Net income	134,022,693																		134,454,976			134,454,976			(432,283)
Balance at Dec. 31, 2011	312,977,757			14,943			(40,106,332)			249,260,523			12,754,349			11,765,864			77,223,577			310,912,924			2,064,833
Balance, shares at Dec. 31, 2011				149,427,256			(8,444,997)
Issuance of ordinary shares upon exercise of options	1,891,332			698						1,890,634												1,891,332
Issuance of ordinary shares upon exercise of options, shares				6,976,578
Repurchase of ordinary shares (Note 17)	(31,005,333)						(31,005,333)															(31,005,333)
Repurchase of ordinary shares (Note 17), shares							(4,541,487)
Cancellation of repurchased ordinary shares (Note 17)				(782)			35,711,684			(35,710,902)
Cancellation of repurchased ordinary shares (Note 17), shares				(7,816,713)			7,816,713
Non-controlling interests arising as a result of acquisition			988,158																								988,158
Acquisition of non-controlling interests after control is obtained		(1,366,752)	(592,230)								(170,721)												(170,721)			(1,196,031)	(592,230)
Share-based compensation	25,460,858									25,460,858												25,460,858
Appropriation to statutory reserve funds (Note 19)													3,960,522						(3,960,522)
Cash dividend declared (Note 14(e))	(18,698,218)																		(18,698,218)			(18,698,218)
Foreign currency translation	1,693,229															1,693,229						1,693,229
Net income	92,442,847																		93,311,649			93,311,649			(868,802)
Balance at Dec. 31, 2012	$ 383,791,648			$ 14,859			$ (35,399,981)			$ 240,730,392			$ 16,714,871			$ 13,459,093			$ 147,876,486			$ 383,395,720			$ 395,928
Balance, shares at Dec. 31, 2012				148,587,121			(5,169,771)